Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL		$ 49
Asset-backed securities designated at FVTPL		4
Deposits designated at FVTPL	21,320	18,530
Other liabilities designated at FVTPL	99	51
Other financial liabilities measured at fair value	117	113
Derivative instruments	641	750
Loans designated at FVTPL	$ 259	$ 332